Commitments	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments [Abstract]
Commitments	COMMITMENTS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS
Accounting policies
In accordance with IAS 37, Provisions Contingent Liabilities and Contingent Assets, provisions are recognized when the Group has a present obligation (legal, regulatory, contractual or constructive) as a result of a past event, for which it is probable that an outflow of resources will be required to settle the obligation, and for which the amount can be estimated reliably.
Future milestone and revenue based royalty payments may be recorded as contingent liabilities under IAS 37 or intangible assets under IAS 38. We record a provision when we have a present obligation, whether legal or constructive, as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate can be made of the amount of the outflow of resources. Under IAS 38, we record intangible asset when it is probable that the expected future economic benefits that are attributes to the assets will flow to us and the cost of asset can be measured reliably.
Commitments
•Obligations under the terms of subcontracting agreements
The Group enters into contracts for its business needs with clinical research organizations (CROs) for clinical trials, as well as with Contract Manufacturing Organizations (CMOs) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes. The Group’s agreements generally provide for termination with specified periods of advance notice.
Such agreements are generally cancellable contracts and not included in the description of the Group’s contractual obligations and commitments.
•Obligations under the terms of lease agreements
The Company has guaranteed its rental payment obligation under the lease agreement for the headquarters in Loos, France in the amount of €600 at December 31, 2024 (€600 at December 31, 2023).
•Planned capital expenditures
The investments for which the Company has already made firm commitments amount to €350 as of the date of this document.
Contingent liabilities
•Obligations under the terms of license agreement with Genoscience
For all information pertaining to Genoscience contingent liabilities, refer to Note 2.2 - "Major events after the period".
These obligations constitute contingent liabilities not recognized in the Company's consolidated financial statements at December 31, 2024.
•Obligations related to the Versantis acquisition
On September 29, 2022, GENFIT finalized an exclusive agreement to acquire all of the shares and voting rights of Versantis, a privately held clinical-stage biotechnology company based in Switzerland focused on addressing the growing medical needs in the field of liver diseases.
Under the terms of this agreement:
1.The former shareholders of Versantis are eligible to receive certain payments of up to 65 million CHF, contingent on the following outcomes:
i.positive Phase 2 results related to VS-01-ACLF,
ii.regulatory approval of VS-01-ACLF, and
iii.positive Phase 2 results related to VS-02.
2.Furthermore, the former shareholders of Versantis are eligible to receive 1/3 of the net proceeds resulting from the potential sale of the Priority Review Voucher of VS-01’s pediatric application by GENFIT to a third party, or 1/3 of the fair market value of this Voucher if GENFIT opts to apply it to one of its own programs.
The conditional payments will be subject to analysis when they are incurred to determine if they are eligible for capitalization in accordance with IAS 38. If so, they will be capitalized. Otherwise, they will be expensed as incurred.
These obligations constitute contingent liabilities not recognized in the Company's consolidated financial statements at December 31, 2024.
•Obligations related to the licensing agreement with Seal Rock Therapeutics
On May 31, 2023, GENFIT announced the signing of a licensing agreement for the exclusive worldwide rights to the ASK1 inhibitor SRT-015 with Seal Rock Therapeutics, a clinical-stage company based in Seattle, Washington.
Under the terms of this agreement:
1.Seal Rock is eligible for payments of up to €100 million (of which €2 million have been paid in 2023), subject to certain regulatory, clinical and commercial outcomes.
2.Seal Rock is likewise eligible for tiered royalties, applied to the annual sales of licensed products realized by GENFIT.
The conditional payments will be subject to analysis when they are incurred to determine if they are eligible for capitalization in accordance with IAS 38. If so, they will be capitalized. Otherwise, they will be expensed as incurred.
These obligations constitute contingent liabilities not recognized in the Company's consolidated financial statements at December 31, 2024.
•Obligations related to the licensing agreement with Celloram
On July 28, 2023, GENFIT licensed the exclusive worldwide rights to CLM-022, a first-in-class inflammasome inhibitor, from Celloram Inc., a Cleveland-based biotechnology company.
Under the terms of the agreement:
1.Celloram is eligible for payments of up to €160 million (of which €50 have been paid in 2023), subject to certain regulatory, clinical and commercial outcomes.
2.Celloram is likewise eligible for tiered royalties, applied to the annual sales of licensed products realized by GENFIT.
The conditional payments will be subject to analysis when they are incurred to determine if they are eligible for capitalization in accordance with IAS 38. If so, they will be capitalized. Otherwise, they will be expensed as incurred.
These obligations constitute contingent liabilities not recognized in the Company's consolidated financial statements at December 31, 2024.
Contingent Assets
•Contingent assets related to the licensing agreement with IPSEN
In December 2021, GENFIT and Ipsen Pharma SAS ("Ipsen") entered into an exclusive worldwide licensing agreement (except for China, Hong Kong, Taiwan and Macao, which apply to Terns as noted below) for elafibranor, a Phase 3 asset evaluated in Primary Biliary Cholangitis (PBC), as part of a long-term global partnership ("Collaboration and License Agreement").
Under the terms of the agreement:
1.GENFIT is eligible for total milestone payments up to €360 million (of which €62 million have been recognized through 2024). These milestone payments constitute future variable income, dependent on the completion of key steps related to the development and sales of the licensed products. As such, in accordance with IFRS 15, this income will be recognized as revenue depending on the completion of these milestones.
2.GENFIT is eligible for tiered double-digit royalties of up to 20%, applied to the annual sales of licensed products realized by Ipsen. As such, in accordance with IFRS 15, this income will be recognized as revenue depending on the realization of these sales. See Note 7 - Revenues and other income for royalty revenue recognized.
Earned milestones to date
In 2023, a first milestone of €13.3 million was recognized as revenue, and in 2024 a second milestone of €48.7 million was recognized as revenue, totaling a cumulative €62 million of the €360 million mentioned above.
Future milestones
GENFIT expects to receive future milestone revenue in 2025, subject to Iqirvo® (elafibranor) pricing and reimbursement approval in three European countries, representing a total of approximately €26.5 million. Approval will only be considered probable when said approval is actually granted, as this is a regulatory milestone outside of GENFIT's control. As such, this future milestone of €26.5 million as well as remaining unrecognized milestones constitute contingent assets not recognized in the Company's consolidated financial statements at December 31, 2024.
Royalty Financing
As described in Note 2.2 - Major events after the period, royalty revenue from the IPSEN agreement will be used to repay the Royalty Financing debt starting as signed with HCRx.
In addition, the royalty revenue incurred for the period between October 1, 2024 and December 31, 2024 totals €1.8 million, which is included in "Current trade and others receivables" on the Consolidated statement of financial position as of December 31, 2024. This amount will be paid to the French law trust (fiducie-sûreté) in accordance with this royalty financing agreement.
•Contingent assets related to the licencing agreement with Terns Pharma
The Company entered into a licensing agreement with Terns Pharma whereby we could receive milestone payments based on future events that are uncertain and therefore they constitute contingent assets not recognized in the Company's consolidated financial statements for the period ending December 31, 2024. The licensing agreement with Terns concerns China, Hong Kong, Taiwan and Macao.
Milestones include Development Milestone Payments upon the achievement of the development milestones for the licensed product and Commercial Milestone Payments upon the achievement of commercial milestones depending on reaching certain aggregate thresholds. There are also potential mid-teen royalties based on sales by Terns Pharmaceuticals in Greater China. The potential Development and Commercial Milestone payments may represent up to $193 million.